COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

19.         COMMITMENTS AND CONTINGENCIES

Significant legal contingencies

On November 12, 2020, certain shareholders of the Company (the “Petitioners”) filed a winding-up petition in the Grand Court of the Cayman Islands (the “Cayman Court”), under Cause No: FSD 278 of 2020, seeking to wind up the Company (the “Winding-up Petition”). The Petitioners also filed an application on December 4, 2020, for the appointment of provisional liquidators over the Company. A hearing was held on December 24, 2020, where the Cayman Court adjourned the application to allow the parties additional time to negotiate undertakings to the Court. The hearing was further adjourned by consent of the parties to a date no earlier than the week of March 29, 2021. These legal proceedings were ongoing during the fiscal years ended December 31, 2020, 2021, and 2022. The Company has actively defended itself in the proceedings, and no liquidators were appointed.

Subsequent to the balance sheet date, on October 24, 2023, the Cayman Court approved a Consent Order signed by all parties, which resulted in the withdrawal of the Winding-up Petition, the application for the appointment of provisional liquidators, and an additional application regarding the reconstitution of the Company’s board of directors filed on June 18, 2021. Accordingly, the proceedings under Cause No: FSD 278 of 2020 were fully discontinued, and the parties were released from all related undertakings given to the Cayman Court.

While this matter has now been resolved without further financial obligations, the Company recognizes that the proceedings were a significant legal matter during the reporting periods of 2020 through 2022. The outcome did not result in any material financial impact on the Company’s consolidated financial statements.

Commitment for Cash Equity Investment

In December 2022, the Company entered into a set of agreements in connection with the planned merger of CIH. As part of the transaction, the Company has committed to making a cash equity investment of US$14,800 to fund the merger. Additionally, the Company has guaranteed certain payment obligations of CIH’s parent company under the merger agreement. These commitments will result in future cash outflows and are considered part of the Company’s financial obligations related to the merger transaction.

Capital commitment

As of December 31, 2022
		Less than	1 to 3	More than
	Total	1 year	years	3 years
	US$	US$	US$	US$
Capital commitments	5,069	979	4,090	—

As of December 31, 2022, the Company does not have significant capital expenditure plans or commitments for the construction of fixed assets. This is primarily due to the current operational environment and the Company’s strategic focus on maintaining financial flexibility. Given the existing business conditions, the Company has not entered into any material agreements or contracts for future capital expenditures.

19.         COMMITMENTS AND CONTINGENCIES (continued)

Contingencies

From time to time, the Company is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of the unresolved matters, individually and in the aggregate, are likely to have a material adverse effect on the Company’s financial position, results of operations or cash flows. However, litigations are subject to inherent uncertainties and the Company’s view of these matters may change in the future.